Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of restricted cash and cash equivalents
	March 31, 2026	March 31, 2025	March 31, 2024
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	974	454	440
Total restricted cash	974	454	440
(b) Non-restricted cash
Current
Cash and cash equivalents	4,098	4,997	4,106
Other bank deposits (maturity period more than 3 months)	-	1,307	1,289
Total Non-restricted cash	4,098	6,304	5,395
Total cash (a+b)	5,072	6,758	5,835
Bank overdraft used for cash management purposes	-	(326)	(487)
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	(974)	(454)	(440)
Other bank deposits (maturity period more than 3 months)	-	(1,307)	(1,289)
Cash and cash equivalents for the statement of cash flows	4,098	4,671	3,619